Goodwill And Other Intangible Assets, Net (Estimated Aggregate Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 38,693
2017	35,521
2018	28,689
2019	25,013
2020	21,724
2021 and after	145,682
Amortized cost	$ 295,323	$ 239,297